FAIR VALUE MEASUREMENTS, Carrying Amounts and Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
FAIR VALUE MEASUREMENTS [Abstract]
Aircraft impairment	$ 22,000	$ 96,122	$ 66,093
Carrying Amount [Member] | Securitization Notes [Member]
Financial Instruments [Abstract]
Debt	101,551	139,741
Carrying Amount [Member] | Nord LB Facility [Member]
Financial Instruments [Abstract]
Debt	153,176	171,509
Carrying Amount [Member] | CBA Facility [Member]
Financial Instruments [Abstract]
Debt	49,080	56,146
Carrying Amount [Member] | Term Loan [Member]
Financial Instruments [Abstract]
Debt	431,271	404,016
Carrying Amount [Member] | Magellan Acquisition Limited Facility [Member]
Financial Instruments [Abstract]
Debt	331,768	0
Carrying Amount [Member] | Fly Acquisition III Facility [Member]
Financial Instruments [Abstract]
Debt	86,520	113,045
Carrying Amount [Member] | Other Aircraft Secured Borrowings [Member]
Financial Instruments [Abstract]
Debt	905,525	980,967
Carrying Amount [Member] | 2020 Notes [Member]
Financial Instruments [Abstract]
Debt	0	375,000
Carrying Amount [Member] | 2021 Notes [Member]
Financial Instruments [Abstract]
Debt	325,000	325,000
Carrying Amount [Member] | 2024 Notes [Member]
Financial Instruments [Abstract]
Debt	300,000	0
Fair Value [Member] | Securitization Notes [Member]
Financial Instruments [Abstract]
Debt	95,839	134,850
Fair Value [Member] | Nord LB Facility [Member]
Financial Instruments [Abstract]
Debt	153,176	171,509
Fair Value [Member] | CBA Facility [Member]
Financial Instruments [Abstract]
Debt	49,080	56,146
Fair Value [Member] | Term Loan [Member]
Financial Instruments [Abstract]
Debt	431,271	406,804
Fair Value [Member] | Magellan Acquisition Limited Facility [Member]
Financial Instruments [Abstract]
Debt	331,768	0
Fair Value [Member] | Fly Acquisition III Facility [Member]
Financial Instruments [Abstract]
Debt	86,520	113,045
Fair Value [Member] | Other Aircraft Secured Borrowings [Member]
Financial Instruments [Abstract]
Debt	905,525	980,967
Fair Value [Member] | 2020 Notes [Member]
Financial Instruments [Abstract]
Debt	0	394,219
Fair Value [Member] | 2021 Notes [Member]
Financial Instruments [Abstract]
Debt	339,235	340,438
Fair Value [Member] | 2024 Notes [Member]
Financial Instruments [Abstract]
Debt	$ 301,500	$ 0